Inventory (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Abstract]
Raw and auxiliary materials, and consumables		$ 1,863	$ 1,587
Work in progress		342	291
Finished goods		911	458
Total inventories	[1]	$ 3,116	$ 2,336

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.